OTHER PAYABLES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
OTHER PAYABLES
Salaries and welfare payable	¥ 4,769	¥ 7,312
Interest payable	612	634
Payables for constructions	50,612	54,992
Other payables	22,778	22,852
Financial liabilities carried at amortized costs	78,771	85,790
Taxes other than income tax	66,075	80,361
Other payables, total	¥ 144,846	¥ 166,151